Employee Benefits (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Share based compensation expense		SFr 902,817
Grant contingent amount	SFr 810,252
Future share grant contingent	360,112
Employee stock options	SFr 342,799	SFr 320,879
Interest rate term		2 years
Benefit plans interest rate	1.00%	1.00%	1.00%
Weighted average duration defined benefit obligation	19 years 10 months 24 days	17 years 1 month 6 days